Related parties - Other related party transactions and balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dar Telecom Consulting Llc
Disclosure of transactions between related parties [line items]
Expense for medical insurance premiums, paid by related party and subsequently invoiced to entity	$ 0	$ 0	$ 85,163
Services received	0	175,000	1,125,384
Receivable, related parties	0	0	551,574
Sam Darwish
Disclosure of transactions between related parties [line items]
Expense for medical insurance premiums on behalf of related parties	0	0	38,330
Costs incurred and reimbursed on behalf of related party	0	26,910	551,574
Cklb International Management Limited
Disclosure of transactions between related parties [line items]
Services received			300,935
Teneo Strategy LLC
Disclosure of transactions between related parties [line items]
Services received	750,000
Wendel Group
Disclosure of transactions between related parties [line items]
Rent and utilities expense paid to related parties	$ 366,896	343,600	$ 0
Deposits paid to related parties		$ 195,298